4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) R$ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value | R$	[1]		R$ (209.0)	R$ (331.5)
Designated as Cash Flow Hedge [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value | R$			(2.6)
Not Designated As Cash Flow Hedge [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value | R$			R$ (0.6)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Jan-18 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturities		January 2018
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Jan-18 [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 130.0
Average rate		3.2891	3.2891
Fair value		$ (3.2)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Jan-18 [Member] | Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 15.0
Average rate		3.9244	3.9244
Fair value		$ (0.6)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Jan-18 [Member] | United Kingdom, Pounds
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 10.0
Average rate		4.3710	4.3710
Fair value		$ (0.9)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Feb-18 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturities		February 2018
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Feb-18 [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 78.4
Average rate		3.3128	3.3128
Fair value		$ (0.5)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Feb-18 [Member] | Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional
Average rate		0.0000	0.0000
Fair value
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Feb-18 [Member] | United Kingdom, Pounds
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 15.0
Average rate		4.4690	4.4690
Fair value
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 208.4
Average rate		3.2980	3.2980
Fair value		$ (3.7)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option [Member] | Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 15.0
Average rate		3.9244	3.9244
Fair value		$ (0.6)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option [Member] | United Kingdom, Pounds
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 25.0
Average rate		4.4298	4.4298
Fair value		$ (0.9)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Jan-18 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturities		January 2018
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Jan-18 [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 20.0
Average rate		3.3238	3.3238
Fair value		$ 0.2
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Feb-18 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturities		February 2018
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Feb-18 [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 40.0
Average rate		3.3059	3.3059
Fair value		$ (0.7)
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Mar-18 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturities		March 2018
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option Maturity On Mar-18 [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 20.0
Average rate		3.3340	3.3340
Fair value
Currency Non-Deliverable Forwards [Member] | Designated as Cash Flow Hedge [Member] | Short Option [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 80.0
Average rate		3.3174	3.3174
Fair value		$ (0.4)
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option Maturity On Mar-18 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturities		March 2018
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option Maturity On Mar-18 [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 800.0
Average rate		3.3381	3.3381
Fair value		$ (2.0)
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option Maturity On Mar-18 [Member] | Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 30.0
Average rate		4.0000	4.0000
Fair value		$ 0.2
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option [Member] | USD
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 800.0
Average rate		3.3381	3.3381
Fair value		$ (2.0)
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option [Member] | Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 30.0
Average rate		4.0000	4.0000
Fair value		$ 0.2
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option Maturity On Mar-18 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturities		March 2018
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option Maturity On Mar-18 [Member] | Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 550.0
Average rate		1.1817	1.1817
Fair value		$ 36.2
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member] | Long Option [Member] | Euro Member Countries, Euro
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Notional		$ 550.0
Average rate		1.1817	1.1817
Fair value		$ 36.2

[1]	The fair value determination method used by the Company consists of calculating the future value based on the contracted conditions and determining the present value based on market curves, obtained from the database of Bloomberg, Reuters, Brazil Central Bank and B3.